Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Deferred income tax expense:
Total income tax expense	¥ 722	$ 99	¥ 1,101	¥ 993
Foreign Tax Authority | State Administration of Taxation, PRC
Current income tax expense:
PRC	722	99	1,076	875
Deferred income tax expense:
PRC	0	0	25	118
Total income tax expense	¥ 722	$ 99	¥ 1,101	¥ 993